Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash
13. Cash, Cash Equivalents and Restricted Cash

The following table shows the breakdown of cash, cash equivalents and restricted cash as of December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
	(in thousands)
Cash and cash equivalents	$149,581	$128,703
Cash and cash equivalents held by VIE	23	411
Restricted cash	8,638	9,342
Total cash, cash equivalents and restricted cash	$158,242	$138,456
Amounts included in restricted cash represent cash in blocked deposit accounts that are required to be deposited in accordance with the terms of a number of secured term loans with banking institutions. These funds are not available for daily operational use.